TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Schedule of Significant Components of Provision for Income Taxes on Earnings
Significant components of the provision for income taxes on earnings for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current:
PRC	8,562	4,881	11,648
U.S.	-	-	93
Deferred:
PRC	(127,525)	1,030	(2,161)
U.S.	-	-	34
Provision for income tax expenses (benefits)	(118,963)	5,911	9,614

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities
The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31
	2016	2017
	RMB	RMB
Deferred tax asset:
Accrued expense	7,002	7,028
Allowance for doubtful accounts	73,907	47,593
Tax loss carried forward	445,263	359,908
Deferred advertising expense	11,519	670
Impairment of long-lived tangible assets	24,600	19,691
Others	4,273	-
Total deferred tax assets	566,564	434,890
Valuation allowance	(536,838)	(403,485)
Deferred tax assets, net of valuation allowance	29,726	31,405

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	77,825	79,834
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(55,605)	(56,677)
- Unrealized profit of short-term investments	952	26
Total deferred tax liabilities	23,172	23,183
Deferred tax assets, net of valuation allowance and deferred tax liabilities	6,554	8,222

Summary of amounts and expiration dates of operating loss carryforward
The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2018	374,479
2019	210,296
2020	85,336
2021	62,867
2022 and thereafter	707,550
Total	1,440,528

Schedule of Roll-forward of Valuation Allowance
	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	539,704	530,358	536,838
Allowance made during the year	30,873	6,480	10,764
Allowance resulting from the reconsolidation of previously deconsolidated entities	1,352	-	-
Decrease due to disposal of subsidiaries	-	-	(120,069)
Reversals	(41,571)	-	(24,048)
Balance at end of the year	530,358	536,838	403,485

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes
Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2015	2016	2017
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	-	-	(6)%
Tax effect of non-deductible expenses	0%	(1)%	15%
Tax effect of non-taxable income	0%	1%	(13)%
Tax effect of tax-exempt entities	(9)%	(10)%	7%
Tax effect of deemed profit	0%	(1)%	0%
Tax effect of disposed entity	13%	0%	0%
Tax penalty	0%	(4)%	2%
Changes in valuation allowance	2%	(29)%	(12)%
Effective tax rate	31%	(19)%	18%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions
A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	15,011	23,648	25,323
Increases related to current tax positions	4,948	1,675	5,941
Addition from the consolidation of previously deconsolidated subsidiaries	3,689	-	-
Decrease due to disposal of subsidiaries (Note 27)	-	-	(6,645)
Unrecognized tax benefits, end of year	23,648	25,323	24,619